FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Statement of Additional Information (SAI) Supplement dated July 1, 2019

This information supplements the First American Money Market Funds SAI dated October 30, 2018, as supplemented. Please retain this supplement for future reference.

The table setting forth information about the directors of the First American Money Market Funds beginning on page 15 is replaced by the following table:

Name, Address and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Director	Other Directorships Held by Director[2]
David K. Baumgardner P.O. Box 1329 Minneapolis, MN 55440-1329 (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016

CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986). Independent Director, First American Fund Complex since 2016

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None
Mark E. Gaumond P.O. Box 1329 Minneapolis, MN 55440-1329 (1950)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016

Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant (Inactive) and member of the American Institute of Certified Public Accountants. Director, Fishers Island Development Corporation and the Walsh Park Benevolent Corporation. Former Director, Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources) (a producer of iron ore pellets), The California Academy of Sciences and Rayonier, Inc. Independent Director, First American Fund Complex since 2016

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting); Director, Rayonier Advanced Materials, Inc. (materials manufacturer)

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Name, Address and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Director	Other Directorships Held by Director[2]
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Director, Diversified Real Asset Income Fund (investment company); former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member; prior to retirement in 2005, served in several executive positions for United Airlines, including Vice President and Chief Operating Officer – Cargo; Independent Director, First American Fund Complex since 1997	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January 2017; Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; former Director, Diversified Real Asset Income Fund (investment company); former Director, Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc.) (a producer of iron ore pellets); Certified Financial Analyst; non-profit board member; former Chief Executive Officer and President, Weirton Steel Corporation; former Vice President and Treasurer, Harnischfeger Industries, a capital machinery manufacturer; former Treasurer and Director of Planning, Allis Chalmers Corporation, an equipment manufacturing company; former Chairman, American Iron & Steel Institute, a North American steel industry trade association; Independent Director, First American Fund Complex since 2001 and Firstar Funds 1988-2001	First American Funds Complex: 1 registered investment company, including 6 portfolios	None

[1]	Includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which contributed to the conclusion that each Director should serve as a Director for FAF.
[2]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

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The table on page 19 of the SAI under the heading “Directors and Executive Officers—Standing Committees of the Board of Directors” is replaced by the following:

	Committee Function	Committee Members	Number of FAF Committee Meetings Held During FAF’s Fiscal Year Ended 8/31/18

Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board. The Audit Committee, together with the Board, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).	David K. Baumgardner (Chair) Mark E. Gaumond Roger A. Gibson Richard K. Riederer	2

Governance Committee

The Committee has responsibilities relating to (1) Board and Committee composition (including interviewing and recommending to the Board nominees for election as directors; reviewing the independence of all independent directors; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of directors, recommending to the Board the slate of directors to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) director education (including developing an annual education calendar; monitoring independent director attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent directors; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding director compensation and director expenses; monitoring director investments in the Funds; monitoring compliance with director retirement policies; reviewing compliance with the prohibition from serving on the board of directors of mutual funds that are not part of FAF; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate, recommending that the Board make changes to the Committee’s charter).

		Roger A. Gibson (Chair) David K. Baumgardner Mark E. Gaumond Richard K. Riederer	4

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The table on page 21 of the SAI under the heading “Directors and Executive Officers—Director Ownership of Securities of the Funds or Advisor” is replaced by the following table:

Directors

	Baumgardner	Gaumond	Gibson	Herget[1]	Riederer	Wade[2]
Aggregate Holdings – FAF	—	—	—	—	—	$1-$10,000
Government Obligations Fund	—	—	—	—	—	—
Institutional Prime Obligations Fund	—	—	—	—	—	—
Retail Prime Obligations Fund	—	—	—	—	—	$1-$10,000
Retail Tax Free Obligations Fund	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	—	—	—
U.S. Treasury Money Market Fund	—	—	—	—	—	—

1 Ms. Herget resigned from the Board effective January 31, 2019.

2 Mr. Wade retired from the Board effective June 30, 2019.

The table on page 22 of the SAI under the heading “Directors and Executive Officers—Director Compensation” is replaced by the following table:

Compensation during Fiscal Year Ended August 31, 2018

Name of Person, Position	Aggregate Compensation From Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and FAF Paid to Directors

David K. Baumgardner, Director	$ 165,000	-0-	-0-	$ 165,000
Mark E. Gaumond, Director	165,000	-0-	-0-	165,000
Roger A. Gibson, Director	180,000	-0-	-0-	180,000
Victoria J. Herget, Director[1]	41,250	-0-	-0-	41,250
Richard K. Riederer, Chair	250,000	-0-	-0-	250,000
James M. Wade, Director[2]	177,000	-0-	-0-	177,000

1 Ms. Herget resigned from the Board effective January 31, 2019.

2 Mr. Wade retired from the Board effective June 30, 2019.

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